J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Sustainable Leaders Fund

JPMorgan U.S. Applied Data Science Value Fund

JPMorgan U.S. Small Company Fund

(a series of JPMorgan Trust I)

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Small Cap Value Fund

(a series of JPMorgan Trust II)

(All Share Classes)

(the “Funds”)

Supplement dated July 21, 2021

to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated November 1, 2020 and July 1, 2021, as supplemented

SMALL CAP SUSTAINABLE LEADERS FUND

Effective immediately, the portfolio manager information in the section titled “Management” in the Small Cap Sustainable Leaders Fund’s “Risk/Return Summary” of the Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Phillip D. Hart	2010	Managing Director
Wonseok Choi	2019	Managing Director
Akash Gupta	2019	Executive Director
Robert Ippolito	2021	Vice President

“The Fund’s Management and Administration — The Portfolio Managers — JPMorgan Small Cap Sustainable Leaders Fund” section of the Prospectuses is hereby deleted in its entirety and replaced with the following:

The portfolio management team for the Fund utilizes a team-based approach and uses the models, insights and recommendations of the broader U.S. Structured Equity Team. The portfolio management team is comprised of Phillip D. Hart, Wonseok Choi, Akash Gupta, and Robert Ippolito. Mr. Hart, a Managing Director of JPMIM and a CFA charterholder, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Hart has worked as a portfolio manager for the U.S. Structured Equity Team at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group. Mr. Choi, Managing Director and director of U.S. equity quantitative research, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors, portfolio construction as well as our big data efforts. Mr. Gupta, Executive Director, is a research analyst and portfolio manager on the U.S. Structured Equity team. An employee since2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. He is also a CFA charterholder and a certified Financial Risk Manager (FRM). Robert Ippolito, Vice President and CFA charterholder, has served as a portfolio manager of the Fund since May 2021. An employee since 2009, Mr. Ippolito has worked as a portfolio manager in the U.S. Structured Equity Small and Mid-Cap Group since 2021. Prior to becoming a portfolio manager, Mr. Ippolito was a fundamental research analyst within the group.

SUP-USEQ-PM-721

U.S. APPLIED DATA SCIENCE VALUE FUND

Effective immediately, the portfolio manager information in the section titled “Management” in the U.S. Applied Data Science Value Fund’s “Risk/Return Summary” of the Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Wonseok Choi	2019	Managing Director
Andrew Stern	2019	Executive Director
Eric Moreau	2021	Vice President

“The Fund’s Management and Administration — The Portfolio Managers — JPMorgan U.S. Applied Data Science Value Fund” section of the Prospectuses is hereby deleted in its entirety and replaced with the following:

The portfolio management team for the Fund utilizes a team-based investment approach led by portfolio managers Eric Moreau, Wonseok Choi, and Andrew Stern. The portfolio management team collaborates closely, leveraging a data driven investment approach that combines robust data insights, fundamental research, and integrated risk management with a disciplined portfolio construction process. Eric Moreau, a Vice President and employee since 2013, is a data scientist and portfolio manager on the U.S. Structured Equity team, focusing on data analytics and portfolio management. Wonseok Choi, an employee since 2006 and Managing Director, is a portfolio manager and the director of U.S. Equity quantitative research, focusing on data analytics and portfolio management. Andrew Stern, an employee since 2008, Executive Director and CFA charterholder, is a research analyst and portfolio manager on the U.S. Structured Equity team, focused on fundamental research and portfolio management.

U.S. SMALL COMPANY FUND

Effective immediately, the portfolio manager information in the section titled “Management” in the U.S. Small Company Fund’s “Risk/Return Summary” of the Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Phillip D. Hart	2010	Managing Director
Wonseok Choi	2019	Managing Director
Jonathan Tse	2019	Executive Director
Akash Gupta	2019	Executive Director

“The Fund’s Management and Administration — The Portfolio Managers — JPMorgan U.S. Small Company Fund” section of the Prospectuses is hereby deleted in its entirety and replaced with the following:

The portfolio management team for the Fund utilizes a team-based approach and uses the models, insights and recommendations of the broader U.S. Structured Equity Team. The portfolio management team is comprised of Phillip D. Hart, Wonseok Choi, Jonathan Tse, and Akash Gupta. Mr. Hart, a Managing Director of JPMIM and a CFA charterholder, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Hart has worked as a portfolio manager for the U.S. Structured Equity Team at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group. Mr. Choi, Managing Director and director of U.S. equity quantitative research, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors, portfolio construction as well as our big data efforts. Mr. Tse, Executive Director and a member of the team since 2004, is responsible for Tactical Quantitative Research. This entails the active monitoring of current market conditions in order to identify opportunities and risks to make temporal adjustments to the Fund’s positioning. Mr. Gupta, Executive Director, is a research analyst and portfolio manager on the U.S. Structured Equity team. An employee since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. He is also a CFA charterholder and a certified Financial Risk Manager (FRM).

MARKET EXPANSION ENHANCED INDEX FUND

Effective immediately, the portfolio manager information in the section titled “Management” in the Market Expansion Enhanced Index Fund’s “Risk/Return Summary” of the Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Phillip D. Hart	2013	Managing Director
Wonseok Choi	2019	Managing Director
Jonathan Tse	2019	Executive Director
Akash Gupta	2019	Executive Director

“The Fund’s Management and Administration — The Portfolio Managers — JPMorgan Market Expansion Enhanced Index Fund” section of the Prospectuses is hereby deleted in its entirety and replaced with the following:

The portfolio management team for the Fund utilizes a team-based approach and uses the models, insights and recommendations of the broader U.S. Structured Equity Team. The portfolio management team is comprised of Phillip D. Hart, Wonseok Choi, Jonathan Tse, and Akash Gupta. Mr. Hart, a Managing Director of JPMIM and a CFA charterholder, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Hart has worked as a portfolio manager for the U.S. Structured Equity Team at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group. Mr. Choi, Managing Director and director of U.S. equity quantitative research, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors, portfolio construction as well as our big data efforts. Mr. Tse, Executive Director and a member of the team since 2004, is responsible for Tactical Quantitative Research. This entails the active monitoring of current market conditions in order to identify opportunities and risks to make temporal adjustments to the Fund’s positioning. Mr. Gupta, Executive Director, is a research analyst and portfolio manager on the U.S. Structured Equity team. An employee since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. He is also a CFA charterholder and a certified Financial Risk Manager (FRM).

SMALL CAP VALUE FUND

Effective immediately, the portfolio manager information in the section titled “Management” in the Small Cap Value Fund’s “Risk/Return Summary” of the Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Phillip D. Hart	2010	Managing Director
Wonseok Choi	2019	Managing Director
Jonathan Tse	2019	Executive Director
Akash Gupta	2019	Executive Director

“The Fund’s Management and Administration — The Portfolio Managers — JPMorgan Small Cap Value Fund” section of the Prospectuses is hereby deleted in its entirety and replaced with the following:

The portfolio management team for the Fund utilizes a team-based approach and uses the models, insights and recommendations of the broader U.S. Structured Equity Team. The portfolio management team is comprised of

Phillip D. Hart, Wonseok Choi, Jonathan Tse, and Akash Gupta. Mr. Hart, a Managing Director of JPMIM and a CFA charterholder, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Hart has worked as a portfolio manager for the U.S. Structured Equity Team at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group. Mr. Choi, Managing Director and director of U.S. equity quantitative research, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors, portfolio construction as well as our big data efforts. Mr. Tse, Executive Director and a member of the team since 2004, is responsible for Tactical Quantitative Research. This entails the active monitoring of current market conditions in order to identify opportunities and risks to make temporal adjustments to the Fund’s positioning. Mr. Gupta, Executive Director, is a research analyst and portfolio manager on the U.S. Structured Equity team. An employee since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. He is also a CFA charterholder and a certified Financial Risk Manager (FRM).

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statements of Additional Information with respect to the JPMorgan U.S. Applied Data Science Value Fund, JPMorgan U.S. Small Company Fund, JPMorgan Market Expansion Enhanced Index Fund, JPMorgan Small Cap Value Fund, and JPMorgan Small Cap Sustainable Leaders Fund, are hereby deleted in their entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Applied Data Science Value Fund
Wonseok Choi	19	6,514,624	3	164,309	5	720,047
Andrew Stern	3	1,243,358	2	55,813	0	0
Eric Moreau	0	0	0	0	0	0

U.S. Small Company Fund
Phillip Hart	15	4,370,520	2	362,163	5	720,047
Wonseok Choi	19	5,869,967	3	164,309	5	720,047
Jonathan Tse	19	5,869,967	3	164,309	5	720,047
Akash Gupta	15	4,370,520	1	108,496	5	720,047

Market Expansion Enhanced Index Fund
Phillip Hart	15	4,472,244	2	362,163	5	720,047
Wonseok Choi	19	5,971,691	3	164,309	5	720,047
Jonathan Tse	19	5,971,691	3	164,309	5	720,047
Akash Gupta	15	4,472,244	1	108,496	5	720,047

Small Cap Value Fund
Phillip Hart	15	4,314,919	2	362,163	5	720,047
Wonseok Choi	19	5,814,366	3	164,309	5	720,047
Jonathan Tse	19	5,814,366	3	164,309	5	720,047
Akash Gupta	15	4,314,919	1	108,496	5	720,047

Small Cap Sustainable Leaders Fund
Phillip Hart	15	4,921,067	2	362,163	5	720,047
Wonseok Choi	19	6,420,515	3	164,309	5	720,047
Akash Gupta	15	4,921,067	1	108,496	5	720,047
Robert A. Ippolito	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Applied Data Science Value Fund
Wonseok Choi	0	0	0	0	1	122,132
Andrew Stern	0	0	0	0	0	0
Eric Moreau	0	0	0	0	0	0

U.S. Small Company Fund
Phillip Hart	0	0	0	0	1	122.132
Wonseok Choi	0	0	0	0	1	122,132
Jonathan Tse	0	0	0	0	1	122,132
Akash Gupta	0	0	0	0	1	122,132

Market Expansion Enhanced Index Fund
Phillip Hart	0	0	0	0	1	122,132
Wonseok Choi	0	0	0	0	1	122,132
Jonathan Tse	0	0	0	0	1	122,132
Akash Gupta	0	0	0	0	1	122,132

Small Cap Value Fund
Phillip Hart	0	0	0	0	1	122,132
Wonseok Choi	0	0	0	0	1	122,132
Jonathan Tse	0	0	0	0	1	122,132
Akash Gupta	0	0	0	0	1	122,132

Small Cap Sustainable Leaders Fund
Phillip Hart	0	0	0	0	1	122,132
Wonseok Choi	0	0	0	0	1	122,132
Akash Gupta Robert A. Ippolito	0 0	0 0	0 0	0 0	1 0	122,132 0

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statements of Additional Information with respect to the JPMorgan U.S. Applied Data Science Value Fund, JPMorgan U.S. Small Company Fund, JPMorgan Market Expansion Enhanced Index Fund, JPMorgan Small Cap Value Fund and JPMorgan Small Cap Sustainable Leaders Fund, are hereby deleted in their entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Applied Data Science Value Fund
Wonseok Choi			X
Andrew Stern					X
Eric Moreau			X

U.S. Small Company Fund
Phillip Hart					X
Wonseok Choi	X
Jonathan Tse		X
Akash Gupta			X

Market Expansion Enhanced Index Fund
Phillip Hart						X
Wonseok Choi		X
Jonathan Tse		X
Akash Gupta	X

Small Cap Value Fund
Phillip Hart					X
Wonseok Choi	X
Jonathan Tse		X
Akash Gupta	X

Small Cap Sustainable Leaders Fund
Phillip Hart					X
Wonseok Choi			X
Akash Gupta			X
Robert A. Ippolito			X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE